Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2013-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3/31/2015

A.	DATES	Begin	End	# days

1	Payment Date		4/15/2015
2	Collection Period	3/1/2015	3/31/2015	31
3	Monthly Interest Period-Actual	3/16/2015	4/14/2015	30
4	Monthly Interest - Scheduled	3/15/2015	4/14/2015	30

B.	SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	110,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	179,000,000.00	76,895,020.00	-	-	12,167,653.61	64,727,366.39	0.3616054
7	Class A-2b Notes	164,000,000.00	70,451,303.22	-	-	11,148,017.83	59,303,285.39	0.3616054
8	Class A-3 Notes	215,000,000.00	215,000,000.00	-	-	-	215,000,000.00	1.0000000
9	Class A-4 Notes	85,170,000.00	85,170,000.00	-	-	-	85,170,000.00	1.0000000
10	Total Class A Notes	753,170,000.00	447,516,323.22	0.00	0.00	23,315,671.44	424,200,651.78
11	Class B Notes	30,040,000.00	30,040,000.00	-	-	-	30,040,000.00	1.0000000

12	Total Notes	$783,210,000.00	477,556,323.22	$0.00	$0.00	$23,315,671.44	454,240,651.78

	Overcollateralization
13	Exchange Note	89,663,305.03	60,442,989.98				58,111,422.84
14	Series 2013-A Notes	23,759,745.31	66,430,586.64				68,762,153.78

15	Total Overcollateralization	113,423,050.34	126,873,576.62				126,873,576.62
16	Total Target Overcollateralization	$126,873,576.62	126,873,576.62				126,873,576.62

					Per $1000	Principal	Per $1000	Interest
		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		0.25000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.73000%	46,777.80	0.2613285	12,167,653.61	67.9757185	0.00
19	Class A-2b Notes	0.17450%	0.49450%	29,031.81	0.1770232	11,148,017.83	67.9757185	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			372,257.94	0.4942549	23,315,671.44	30.9567182	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			413,312.61	0.5277162	23,315,671.44	29.7693740	0.00

			Initial Balance	Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	543,986,909.86				523,002,805.56

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	896,633,050.34	581,114,228.40
28	Aggregate Base Residual Value (Not Discounted)	613,408,064.53	500,060,925.68

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	10	8,982.72
30	Turn-in Ratio on Scheduled Terminations			60.00%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	35,333	604,429,899.84
32	Depreciation/Payments		(8,416,653.86)
33	Gross Credit Losses	(60)	(1,051,690.13)
34	Early Terminations — Regular	(6)	(112,531.55)
35	Scheduled Terminations — Returned	(410)	(5,619,503.83)
36	Payoff Units & Lease Reversals	(460)	(8,115,292.07)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	34,397	581,114,228.40

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3/31/2015

C.	SERVICING FEE

39	Servicing Fee Due	503,691.58

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(16,371.77)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,483,165.25
43	Beginning Reserve Account Balance	4,483,165.25
44	Ending Reserve Account Balance	4,483,165.25

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	33,701	99.50%	570,845,925.61
46	31 - 60 Days Delinquent	138	0.41%	2,433,867.60
47	61 - 90 Days Delinquent	28	0.08%	426,852.97
48	91+ Days Delinquent	5	0.01%	19,890.50

49	Total	33,872	100.00%	573,726,536.68

50	Prepayment Speed (1 Month)				1.50%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

51	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	416	5,732,035.38
52	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(6,140,506.85)
53	Less: Excess Wear and Tear Received in Current Period		(8,480.55)
54	Less: Excess Mileage Received in Current Period		(3,864.17)

55	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(420,816.19)

56	Beginning Cumulative Net Residual Losses		645,032.43
57	Current Period Net Residual Losses		(420,816.19)

58	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		224,216.24

59	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.03%

	Credit Losses:	Units	Amounts
60	Aggregate Securitization Value on charged-off units	60	1,051,690.13
61	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(870,847.99)

62	Current Period Net Credit Losses/(Gains)		180,842.14

63	Beginning Cumulative Net Credit Losses		3,742,801.20
64	Current Period Net Credit Losses		180,842.14

65	Ending Cumulative Net Credit Losses		3,923,643.34

66	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.44%

World Omni Automobile Lease Securitization Trust 2013-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 3/31/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

67	Lease Payments Received	11,541,601.12
68	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	6,034,481.08
69	Liquidation Proceeds, Recoveries & Expenses	815,195.18
70	Insurance Proceeds	55,652.81
71	Sales Proceeds, Recoveries & Expenses - Early Terminations	118,370.49
72	Payoff Payments	9,507,121.36
73	All Other Payments Received	-

74	Collected Amounts	28,072,422.04

75	Investment Earnings on Collection Account	1,326.48

76	Total Collected Amounts, prior to Servicer Advances	28,073,748.52

77	Servicer Advance	0.00

78	Total Collected Amounts - Available for Distribution	28,073,748.52

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

79	Servicing Fee	503,691.58
80	Interest on the Exchange Note - to the Trust Collection Account	743,448.78
81	Principal on the Exchange Note - to the Trust Collection Account	20,984,104.30
82	Trust Collection Account Shortfall Amount - to the Trust Collection Account	4,319,579.89
83	Remaining Funds Payable to Trust Collection Account	1,522,923.97

84	Total Distributions	28,073,748.52

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

85	Available Funds	27,570,056.94

86	Investment Earnings on Reserve Account	248.38

87	Reserve Account Draw Amount	0.00

88	Total Available Funds - Available for Distribution	27,570,305.32

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

89	Administration Fee	25,184.58
90	Class A Noteholders' Interest Distributable Amount	372,257.94
91	Noteholders' First Priority Principal Distributable Amount	-
92	Class B Noteholders' Interest Distributable Amount	41,054.67
93	Noteholders' Second Priority Principal Distributable Amount	-
94	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
95	Noteholders' Regular Principal Distributable Amount	23,315,671.44
96	Remaining Funds Payable to Certificateholder	3,816,136.69

97	Total Distributions	27,570,305.32